GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of movement of the goodwill

	December 31, 2024		December 31, 2023
Balance at the beginning of the year	Ps.	2,202,222	Ps.	2,248,217
Impairment charge		—		(10,000)
Effect of movements in exchange rates (1)		21,386		(35,995)
Balance at the end of the year	Ps.	2,223,608	Ps.	2,202,222

Schedule of goodwill assigned per Cash Generating Units (CGU)

Goodwill carrying amount
CGU	December 31, 2024		December 31, 2023
Sociedad Administradora de Pensiones y Cesantías Porvenir S.A.	Ps.	538,231	Ps.	538,231
Banco de Bogotá S.A. over Megabanco (1)		465,905		465,905
Banco Popular S.A.		358,401		358,401
Banco de Bogotá S.A.		301,222		301,222
Promigas S.A. and Subsidiaries		169,687		169,687
Banco de Bogotá S.A. over Multi Financial Group Inc. (2)		160,612		139,226
Banco de Occidente S.A.		127,571		127,571
Concesionaria Panamericana S.A.S.		72,594		72,594
Banco de Occidente S.A. over Banco Unión (1)		22,724		22,724
Hoteles Estelar S.A.		6,661		6,661
	Ps.	2,223,608	Ps.	2,202,222

(1) Goodwill recognized as a result of mergers between Banco de Bogotá and Megabanco and Banco de Occidente and Banco Unión.

(2) The variation presented corresponds to the foreign exchange adjustment attributable to Multi Financial Group Inc.

Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Summary of main assumptions used in the impairment test reports taken as the basis for impairment testing

December 31, 2024
	2025	2026	2027	2028	2029
Interest rate on investments	8.6%	6.8%	6.9%	6.9%	6.9%
Borrowing rate	5.8%	5.8%	5.8%	5.8%	5.8%
Growth in income from commissions	15.1%	22.0%	5.2%	6.9%	6.0%
Growth in expenses	9.4%	5.6%	5.2%	4.9%	4.2%
Inflation	3.0%	3.0%	3.0%	3.0%	3.0%
Discount interest rate after taxes	9.9%	8.8%	7.5%	7.9%	7.8%
Growth rate after thirteen years	3.0%

December 31, 2023
	2024	2025	2026	2027	2028
Interest rate on investments	8.3%	6.4%	6.2%	6.1%	6.0%
Borrowing rate	5.8%	5.8%	5.8%	5.8%	5.8%
Growth in income from commissions	0.8%	48.5%	3.3%	4.9%	6.1%
Growth in expenses	7.7%	12.4%	7.1%	5.4%	5.0%
Inflation	5.8%	3.5%	3.2%	3.1%	3.1%
Discount interest rate after taxes	14.2%	11.5%	10.2%	9.1%	9.1%
Growth rate after thirteen years	3.1%

Banco de Bogota S.A. over Megabanco
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2024
	2025	2026	2027	2028	2029
Lending rate on the loan portfolio and investments	11.2%	10.7%	10.7%	10.8%	10.8%
Borrowing rate	5.2%	5.7%	5.8%	5.9%	6.0%
Growth in income from commissions	9.5%	13.7%	13.1%	17.7%	5.2%
Growth in expenses	10.7%	5.9%	6.7%	8.0%	7.9%
Inflation	5.3%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	13.2%	12.1%	10.8%	11.4%	11.3%
Growth rate after five years	6.1%

December 31, 2023
	2024	2025	2026	2027	2028
Lending rate on the loan portfolio and investments	12.1%	10.8%	10.2%	10.0%	9.8%
Borrowing rate	7.1%	5.5%	4.9%	4.7%	4.5%
Growth in income from commissions	16.0%	14.7%	14.1%	11.3%	11.2%
Growth in expenses	11.7%	8.3%	7.9%	6.2%	5.6%
Inflation	5.8%	3.5%	3.2%	3.1%	3.1%
Discount rate after taxes	16.5%	13.7%	12.4%	11.3%	11.6%
Growth rate after five years	6.5%

Banco Popular S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2024
	2025	2026	2027	2028	2029
Lending rate on the loan portfolio and investments	11.5%	11.3%	11.1%	11.1%	11.2%
Borrowing rate	5.8%	4.8%	4.7%	4.6%	4.5%
Growth in expenses	7.4%	13.7%	6.8%	6.5%	6.4%
Inflation	3.5%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	14.5%	12.4%	10.8%	11.4%	11.4%
Growth rate after five years	6.1%

December 31, 2023
	2024	2025	2026	2027	2028
Lending rate on the loan portfolio and investments	12.5%	12.3%	12.0%	11.6%	10.9%
Borrowing rate	8.2%	6.1%	5.2%	4.7%	4.1%
Growth in expenses	8.3%	(13.2)%	1.5%	7.7%	7.5%
Inflation	7.2%	3.8%	3.0%	3.0%	3.0%
Discount rate after taxes	17.3%	13.6%	12.0%	11.4%	11.6%
Growth rate after five years	6.0%

Banco de Bogota S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2024
	2025	2026	2027	2028	2029
Lending rate on the loan portfolio and investments	10.9%	10.4%	10.5%	10.5%	10.5%
Borrowing rate	5.6%	4.7%	4.6%	4.6%	4.4%
Growth in income from commissions	9.9%	13.1%	12.5%	15.9%	6.4%
Growth in expenses	11.3%	7.0%	7.9%	9.2%	7.7%
Inflation	3.5%	3.0%	3.0%	3.0%	3.0%
Discount rate after taxes	14.5%	12.4%	10.8%	11.4%	11.4%
Growth rate after five years	6.1%

December 31, 2023
	2024	2025	2026	2027	2028
Lending rate on the loan portfolio and investments	12.9%	11.2%	10.5%	10.3%	10.1%
Borrowing rate	7.2%	5.6%	4.9%	4.7%	4.6%
Growth in income from commissions	(3.4)%	14.2%	14.3%	11.7%	11.0%
Growth in expenses	9.5%	8.7%	8.4%	6.9%	5.1%
Inflation	7.2%	3.8%	3.0%	3.0%	3.0%
Discount rate after taxes	17.3%	13.6%	12.1%	11.4%	11.7%
Growth rate after five years	6.0%

Multi Financial Group Inc
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2024
	2025	2026	2027	2028	2029
Lending rate on the loan portfolio and investments	6.6%	6.8%	6.8%	6.9%	6.7%
Borrowing rate	4.8%	4.6%	4.6%	4.5%	4.3%
Growth in income from commissions	(0.7)%	2.4%	5.0%	4.8%	3.9%
Growth in expenses	(15.1)%	9.6%	2.6%	1.8%	1.5%
Discount rate after taxes	10.7%
Growth rate after ten years	5.5%

December 31, 2023
	2024	2025	2026	2027	2028
Lending rate on the loan portfolio and investments	6.9%	6.9%	6.9%	6.9%	6.9%
Borrowing rate	4.8%	4.4%	4.3%	4.2%	4.2%
Growth in income from commissions	(22.0)%	8.6%	12.6%	11.7%	11.9%
Growth in expenses	(1.6)%	2.1%	1.4%	2.6%	3.0%
Discount rate after taxes	11.3%
Growth rate after ten years	5.6%